Fee and Commission Income and Expense - The Income and Expenses for Commissions Generated by the Segment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	$ 1,990	$ 1,553	$ 5,292
Fees and commissions from guarantees and letters of credit	20,043	15,147	15,317
Fees and commissions from card services	58,359	75,574	72,932
Fees and commissions from accounts management	12,438	15,406	11,512
Fees and commissions from collections and payments	24,419	23,921	20,359
Fees and commissions from brokerage and securities management	9,365	9,844	10,966
Fees and commissions from asset management	23,086	25,845	24,718
Compensation for insurance brokerage	30,097	35,783	36,693
Investment banking and advisory fees	7,471	20,657	19,403
Fees and commissions from student loans ceded	5,639	5,735	5,300
Commissions on loan transactions	742	893	651
Commissions for mortgage loans	39	1,300	1,486
Other commissions earned	6,838	10,321	10,982
Totals	204,378	244,196	237,956
Compensation for cards transactions	(38,822)	(55,232)	(35,676)
Fees and commissions for securities transactions	(4,660)	(2,716)	(2,963)
Commissions paid for foreign trade transactions	(2,438)	(2,300)	(2,550)
Commissions paid for customer loyalty program benefits	(11,082)	(3,725)	(2,607)
Commissions paid for services to customers management	(1,808)	(3,905)	(3,455)
Other commissions paid	(4,569)	(1,914)	(4,576)
Total fee and commission expense	(63,379)	$ (69,792)	$ (51,827)
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	1,990
Fees and commissions from guarantees and letters of credit	20,043
Fees and commissions from card services	58,359
Fees and commissions from accounts management	12,438
Fees and commissions from collections and payments	24,419
Fees and commissions from brokerage and securities management	9,365
Fees and commissions from asset management	23,086
Compensation for insurance brokerage	30,097
Investment banking and advisory fees	7,471
Fees and commissions from student loans ceded	5,639
Commissions on loan transactions	742
Commissions for mortgage loans	39
Other commissions earned	10,690
Totals	204,378
Compensation for cards transactions	(38,822)
Fees and commissions for securities transactions	(4,660)
Other commissions paid	(19,897)
Total fee and commission expense	(63,379)
Cash-generating units [member] | Transferred to long time [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	1,990
Fees and commissions from guarantees and letters of credit	20,043
Investment banking and advisory fees	223
Totals	22,256
Cash-generating units [member] | Transferred in a moment concrete [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from card services	58,359
Fees and commissions from accounts management	12,438
Fees and commissions from collections and payments	10,500
Fees and commissions from brokerage and securities management	9,365
Fees and commissions from asset management	23,086
Compensation for insurance brokerage	1,072
Investment banking and advisory fees	7,248
Fees and commissions from student loans ceded	5,639
Commissions on loan transactions	742
Commissions for mortgage loans	39
Other commissions earned	10,690
Totals	139,178
Compensation for cards transactions	(38,822)
Fees and commissions for securities transactions	(4,660)
Other commissions paid	(19,897)
Total fee and commission expense	(63,379)
Cash-generating units [member] | Model of accrual [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from collections and payments	13,919
Compensation for insurance brokerage	29,025
Totals	42,944
Cash-generating units [member] | Chile [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	1,870
Fees and commissions from guarantees and letters of credit	16,077
Fees and commissions from card services	35,234
Fees and commissions from accounts management	10,906
Fees and commissions from collections and payments	12,244
Fees and commissions from brokerage and securities management	4,375
Fees and commissions from asset management	12,641
Compensation for insurance brokerage	29,025
Investment banking and advisory fees	7,237
Fees and commissions from student loans ceded	5,639
Commissions on loan transactions	616
Commissions for mortgage loans	39
Other commissions earned	6,371
Totals	142,274
Compensation for cards transactions	(17,687)
Fees and commissions for securities transactions	(3,604)
Other commissions paid	(12,843)
Total fee and commission expense	(34,134)
Cash-generating units [member] | Colombia [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	120
Fees and commissions from guarantees and letters of credit	3,966
Fees and commissions from card services	23,125
Fees and commissions from accounts management	1,532
Fees and commissions from collections and payments	12,175
Fees and commissions from brokerage and securities management	4,990
Fees and commissions from asset management	10,445
Compensation for insurance brokerage	1,072
Investment banking and advisory fees	234
Commissions on loan transactions	126
Other commissions earned	4,319
Totals	62,104
Compensation for cards transactions	(21,135)
Fees and commissions for securities transactions	(1,056)
Other commissions paid	(7,054)
Total fee and commission expense	$ (29,245)